Condensed Consolidated Statements of Changes in Shareholder's Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit), Appropriated	Retained Earnings (Deficit), Unappropriated	Total ING U.S., Inc. Shareholder's Equity	Noncontrolling Interest
Balance (Cumulative effect of change in accounting principle)	$ 297.2				$ 297.2		$ 297.2
Balance at Dec. 31, 2009	2,161.2	2.3	15,331.7	(1,342.9)	0	(13,024.1)	967.0	1,194.2
Comprehensive income:
Net income (loss)	(133.2)					(122.9)	(122.9)	(10.3)
Other comprehensive income (loss), after tax	2,316.2			2,316.2			2,316.2
Comprehensive income (loss)	2,183.0						2,193.3	(10.3)
Reclassification of noncontrolling interest					(120.0)		(120.0)	120.0
Contribution of capital	3,482.8						3,482.8
Employee related benefits	10.5		10.5				10.5
Contribution from (Distribution to) noncontrolling interest, net	(66.9)							(66.9)
Balance at Dec. 31, 2010	8,067.8	2.3	18,825.0	973.3	177.2	(13,147.0)	6,830.8	1,237.0
Comprehensive income:
Net income (loss)	102.8					(88.1)	(88.1)	190.9
Other comprehensive income (loss), after tax	1,621.7			1,621.7			1,621.7
Comprehensive income (loss)	1,724.5						1,533.6	190.9
Reclassification of noncontrolling interest					(50.7)		(50.7)	50.7
Contribution of capital	3,979.7						3,979.7
Employee related benefits	60.5		60.5				60.5
Contribution from (Distribution to) noncontrolling interest, net	93.6							93.6
Balance at Dec. 31, 2011	13,926.1	2.3	22,865.2	2,595.0	126.5	(13,235.1)	12,353.9	1,572.2
Comprehensive income:
Net income (loss)	(520.8)	0	0	0	0	(505.2)	(505.2)	(15.6)
Other comprehensive income (loss), after tax	(8.0)	0	0	(8.0)	0	0	(8.0)	0
Comprehensive income (loss)	(528.8)						(513.2)	(15.6)
Reclassification of noncontrolling interest	0			0	(16.7)	0	(16.7)	16.7
Employee related benefits	5.9	0	5.9	0	0	0	5.9
Contribution from (Distribution to) noncontrolling interest, net	59.6	0	0	0	0	0	0	59.6
Balance at Mar. 31, 2012	13,462.8	2.3	22,871.1	2,587.0	109.8	(13,740.3)	11,829.9	1,632.9
Balance at Dec. 31, 2011	13,926.1		22,865.2	2,595.0	126.5	(13,235.1)	12,353.9	1,572.2
Comprehensive income:
Net income (loss)	611.2					473.0	473.0	138.2
Other comprehensive income (loss), after tax	1,115.7			1,115.7			1,115.7
Comprehensive income (loss)	1,726.9						1,588.7	138.2
Reclassification of noncontrolling interest					(120.1)		(120.1)	120.1
Employee related benefits	52.4		52.4				52.4
Contribution from (Distribution to) noncontrolling interest, net	355.8							355.8
Balance at Dec. 31, 2012	16,061.2	2.3	22,917.6	3,710.7	6.4	(12,762.1)	13,874.9	2,186.3
Comprehensive income:
Net income (loss)	(225.5)	0	0	0		(212.0)	(212.0)	(13.5)
Other comprehensive income (loss), after tax	(257.9)	0	0	(257.9)		0	(257.9)	0
Comprehensive income (loss)	(483.4)						(469.9)	(13.5)
Reclassification of noncontrolling interest	0			0	(6.2)	0	(6.2)	6.2
Employee related benefits	(7.7)	0	(7.7)	0	0	0	(7.7)
Contribution from (Distribution to) noncontrolling interest, net	28.8	0	0	0	0	0	0	28.8
Balance at Mar. 31, 2013	$ 15,598.9	$ 2.3	$ 22,909.9	$ 3,452.8	$ 0.2	$ (12,974.1)	$ 13,391.1	$ 2,207.8